Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024
NV5 Global, Inc. [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill and Intangible Assets

Note 8 – Goodwill and Intangible Assets

Goodwill

The changes in the carrying value by reportable segment for the six months ended June 28, 2025 were as follows:

	Six Months Ended
	December 28, 2024	2025 Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	June 28, 2025
INF	$107,821	$2,005	$—	$—	$109,826
BTS	126,344	3,259	588	143	130,334
GEO	345,172	—	—	647	345,819
Total	$579,337	$5,264	$588	$790	$585,979

Goodwill of $122 from acquisitions completed during the six months ended June 28, 2025 is expected to be deductible for income tax purposes. During the six months ended June 28, 2025, the Company recorded purchase price adjustments of $588 that increased goodwill related to 2024 acquisitions.

Intangible Assets

Intangible assets, net, as of June 28, 2025 and December 28, 2024 consist of the following:

	June 28, 2025			December 28, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Finite-lived intangible assets:
Customer relationships(1)	$335,696	$(167,640)	$168,056	$332,631	$(149,368)	$183,263
Trade name(2)	23,802	(21,603)	2,199	23,656	(20,719)	2,937
Customer backlog(3)	41,312	(39,077)	2,235	39,743	(36,922)	2,821
Non-compete(4)	19,103	(15,506)	3,597	18,515	(14,525)	3,990
Developed technology(5)	39,153	(28,404)	10,749	39,153	(25,572)	13,581
Total finite-lived intangible assets	$459,066	$(272,230)	$186,836	$453,698	$(247,106)	$206,592

(1)	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)

(2)	Amortized on a straight-line basis over their estimated lives (1 to 5 years)

(3)	Amortized on a straight-line basis over their estimated lives (1 to 10 years)

(4)	Amortized on a straight-line basis over their contractual lives (1 to 5 years)

(5)	Amortized on a straight-line basis over their estimated lives (5 to 10 years)

The identifiable intangible assets acquired during the six months ended June 28, 2025 consist of customer relationships, trade name, customer backlog, and non-competes with weighted average lives of 2.5 years, 1.3 years, 1.0 year, and 3.7 years, respectively. Amortization expense was $12,299 and $25,123 during the three and six months ended June 28, 2025, respectively, and $13,140 and $24,580 during the three and six months ended June 29, 2024, respectively.

Note 9 – Goodwill and Intangible Assets

Goodwill

The changes in the carrying value by reportable segment for the fiscal years 2024 and 2023 were as follows:

	Fiscal Year 2024
	December 30, 2023	Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	December 28, 2024
INF	$91,658	$16,163	$—	$—	$107,821
BTS	115,945	10,457	—	(58)	126,344
GEO	342,195	2,880	517	(420)	345,172
Total	$549,798	$29,500	$517	$(478)	$579,337

	Fiscal Year 2023
	December 31, 2022	Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	December 30, 2023
INF	$90,932	$726	$—	$—	$91,658
BTS	111,838	4,077	13	17	115,945
GEO	198,187	144,098	(10)	(80)	342,195
Total	$400,957	$148,901	$3	$(63)	$549,798

Goodwill of $16,811 and $1,755 from acquisitions in 2024 and 2023 is expected to be deductible for income tax purposes. During 2024, the Company recorded goodwill related to acquisitions of $29,500. During 2023, the Company recorded goodwill related to acquisitions of $148,901.

Intangible assets

Intangible assets, net, at December 28, 2024 and December 30, 2023 were as follows:

	December 28, 2024			December 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Finite-lived intangible assets:
Customer relationships(1)	$332,631	$(149,368)	$183,263	$297,583	$(114,631)	$182,952
Trade name(2)	23,656	(20,719)	2,937	22,384	(18,327)	4,057
Customer backlog(3)	39,743	(36,922)	2,821	33,409	(31,227)	2,182
Non-compete(4)	18,515	(14,525)	3,990	14,821	(12,690)	2,131
Developed technology(5)	39,153	(25,572)	13,581	39,153	(19,816)	19,337
Total finite-lived intangible assets	$453,698	$(247,106)	$206,592	$407,350	$(196,691)	$210,659

(1)	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)

(2)	Amortized on a straight-line basis over their estimated lives (1 to 5 years)

(3)	Amortized on a straight-line basis over their estimated lives (1 to 10 years)

(4)	Amortized on a straight-line basis over their contractual lives (1 to 5 years)

(5)	Amortized on a straight-line basis over their estimated lives (5 to 10 years)

The following table summarizes the weighted average useful lives of definite-lived intangible assets acquired during 2024, 2023, and 2022:

	2024	2023	2022
Customer relationships	10.1	12.9	7.5
Trade name	1.7	3.6	1.8
Customer backlog	1.0	1.5	1.4
Non-compete	3.7	3.6	3.6
Developed technology	—	6.8	—

Amortization expense for fiscal years 2024, 2023 and 2022 was $50,415, $40,768 and $32,341 respectively.

As of December 28, 2024, the future estimated aggregate amortization related to finite-lived intangible assets for the next five fiscal years and thereafter is as follows:

Fiscal Year	Amount
2025	$47,126
2026	39,849
2027	29,028
2028	21,988
2029	18,413
Thereafter	50,188
Total	$206,592